Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000069418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Project and Trade Finance Core Fund
Without Sales Load [Member] | C000069418
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%	6.80%	4.96%
FEDERATED INDEX: Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	4.26%	(1.46%)	0.58%
FEDERATED INDEX: ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.23%	3.49%	2.38%